Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrants fair value	$ 2,929,712
Investors [Member]
Debenture carrying value		$ 1,000
Warrants to purchase shares		135.28
Common stock, shares issued for private placement, shares		104.06
Price per share		$ 4.00
Warrant [Member]
Shares issued for warrants, shares	70,625
Warrants fair value	$ 2,929,712